UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Greater China Opportunities Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 99.1%		$72,346,803

(Cost $57,096,692)

China 36.4%		26,604,548

Bank of China, Ltd., H Shares	755,000	373,263
Bank of Communications Company, Ltd., H Shares	525,000	446,402
China Coal Energy Company, Ltd., H Shares	328,000	366,560
China Communications Construction Company, Ltd., H Shares	746,000	761,659
China Construction Bank Corp., H Shares	3,315,000	2,863,516
China Eastern Airlines Corp., Ltd., H Shares (I)	2,160,000	981,240
China Life Insurance Company, Ltd., H Shares	352,000	1,177,016
China Machinery Engineering Corp. (I)	900,000	823,942
China Minsheng Banking Corp., Ltd., H Shares	420,500	605,868
China Modern Dairy Holdings, Ltd. (I)	1,177,000	359,791
China National Building Material Company, Ltd., H Shares	468,000	749,336
China Pacific Insurance Group Company, Ltd., H Shares	462,800	1,817,582
CNOOC, Ltd.	849,000	1,748,054
CPMC Holdings, Ltd.	813,000	653,127
Golden Wheel Tiandi Holdings Company, Ltd. (I)	3,000,000	642,133
Hilong Holding, Ltd.	2,188,000	827,783
Industrial & Commercial Bank of China, Ltd., H Shares	3,879,500	2,922,638
Kingsoft Corp., Ltd.	1,627,000	1,413,312
Li Ning Company, Ltd. (I)	1,270,500	852,923
PetroChina Company, Ltd., H Shares	926,000	1,316,441
Shenzhou International Group Holdings, Ltd.	419,000	1,002,794
Sunac China Holdings Ltd.	2,131,000	1,736,895
Tencent Holdings, Ltd.	42,100	1,474,849
Tingyi Holding Corp.	244,000	687,424

Hong Kong 34.7%		25,328,696

AIA Group, Ltd.	493,600	1,964,937
BOC Hong Kong Holdings, Ltd.	274,000	939,889
Cheung Kong Holdings, Ltd.	52,000	852,625
Cheung Kong Infrastructure Holdings, Ltd.	132,000	832,495
China Everbright International, Ltd.	2,079,000	1,153,610
China Mobile, Ltd.	129,500	1,417,506
China Power International Development, Ltd.	1,891,000	682,939
China Resources Land, Ltd.	452,000	1,373,803
Comba Telecom Systems Holdings, Ltd.	1,338,000	484,342
Geely Automobile Holdings Company, Ltd.	1,630,000	856,183
Haier Electronics Group Company, Ltd. (I)	459,000	764,338
Hong Kong & China Gas Company, Ltd.	173,100	492,006
Hong Kong Exchanges & Clearing, Ltd.	45,400	862,585
Hutchison Whampoa, Ltd.	147,000	1,644,742
Kerry Properties, Ltd.	260,000	1,408,526
Kingboard Chemical Holdings, Ltd.	200,000	664,810
Kunlun Energy Company, Ltd.	416,000	865,411
Lee & Man Chemical Company, Ltd.	914,000	580,653
Lifestyle International Holdings, Ltd.	142,500	365,540
Melco International Development, Ltd.	472,000	763,916
New World Development Company, Ltd.	423,000	780,437
Pacific Basin Shipping, Ltd.	1,589,000	927,679
Sino Biopharmaceutical	1,484,000	740,903
Swire Properties, Ltd.	248,600	909,653
Tianjin Development Holdings, Ltd. (I)	568,000	399,321
Wharf Holdings, Ltd.	150,000	1,324,799
Xinyi Glass Holdings Company, Ltd.	1,940,000	1,275,048

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Greater China Opportunities Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Macau 1.7%		$1,229,111

Sands China, Ltd.	243,600	1,229,111

Taiwan 26.3%		19,184,448

Advanced Semiconductor Engineering, Inc.	499,000	402,020
Cheng Shin Rubber Industry Company, Ltd.	411,500	1,073,137
China Life Insurance Company, Ltd. (I)	565,466	559,035
Evergreen Marine Corp., Ltd. (I)	1,002,000	629,766
Fubon Financial Holding Company, Ltd.	585,000	747,759
Hon Hai Precision Industry Company, Ltd.	357,700	1,022,231
HTC Corp.	41,000	404,347
Innolux Corp. (I)	1,114,000	579,166
Kinsus Interconnect Technology Corp.	158,000	495,423
Largan Precision Company, Ltd.	22,000	574,862
MediaTek, Inc.	221,000	2,414,422
Mega Financial Holding Company, Ltd.	1,678,715	1,372,748
Novatek Microelectronics Corp., Ltd.	241,000	956,824
Ruentex Industries, Ltd.	175,000	444,568
Sigurd Microelectronics Corp.	468,000	421,301
Taiwan Cement Corp.	345,000	466,416
Taiwan Mobile Company, Ltd.	221,000	786,383
Taiwan Semiconductor Manufacturing Company, Ltd.	1,304,089	4,476,374
Tong Hsing Electronic Industries, Ltd.	103,000	395,808
TPK Holding Company, Ltd.	39,000	669,513
Vivotek Inc (I)	83,000	292,345

Total investments (Cost $57,096,692)† 99.1%		$72,346,803

Other assets and liabilities, net 0.9%		$690,278

Total net assets 100.0%		$73,037,081

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $57,098,500. Net unrealized appreciation aggregated $15,248,303, of which $15,840,992 related to appreciated investment securities and $592,689 related to depreciated investment securities.

The Fund had the following sector composition as of 1-31-13 (as a percentage of total net assets):

Financials	35.2%
Information Technology	23.5%
Consumer Discretionary	11.8%
Industrials	10.0%
Energy	7.0%
Materials	3.4%
Telecommunication Services	3.0%
Utilities	2.8%
Consumer Staples	1.4%
Health Care	1.0%
Other	0.9%

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Greater China Opportunities Fund
As of 1-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

08Q1 1/13
3/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013